Related Party Disclosures (Details) - MYR (RM)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Related Party Disclosures [Abstract]
Office rental	RM 132,000	RM 132,000	RM 132,000